Note FDIC loss share asset (Activity in the FDIC loss share indemnification asset) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Activity In The F D I C Loss Share Indemnification Asset [Abstract]
Beginning balance		$ 310,221	$ 542,454	$ 909,414
Amortization of loss share indemnification asset		(10,201)	(66,238)	(189,959)
Reversal of accelerated amortization		0	0	12,492
Credit impairment losses (reversal) to be covered under loss sharing agreements	[1]	(239)	15,658	32,038
Reimbursable expenses		8,433	73,205	58,117
Recoveries reimbursable to the FDIC		(4,093)	0	0
Net payment from FDIC under loss-sharing agreements		(98,518)	(247,976)	(256,498)
Arbitration decision charge	[2]	(136,197)	0	0
Other adjustments attributable to FDIC loss sharing agreements		(72)	(6,882)	(23,150)
Ending balance		$ 69,334	$ 310,221	$ 542,454

[1]
Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.

[2]	Refer to Note 28, Commitments and Contingencies, for additional information on the FDIC arbitration decision.